SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5-20
Customer relationships	11.1-25
Backlog	100

Schedule of Fair Value Assumptions for Stock Options
	2012	2013	2014

Dividend yield	0%	0%	0%
Expected volatility	44.9%-73.4%	38.5%-58%	39.34%-44.91%
Risk-free interest	0.19%-1.1%	0.14%-1.6%	0.10%-1.90%
Contractual term	4-9 years	4-8 years	4-6 years
Forfeiture rate	10%	10%	10%
Suboptimal exercise multiple	1.5	1.5	1.5

Schedule of Product Warranty Accrual
	December 31,
	2013	2014

Warranty provision, beginning of year	$1,202	$1,238
Charged to costs and expenses relating to new sales	522	1,014
Costs of warranties granted	(519)	(793)
Foreign currency translation adjustments	33	(140)

Warranty provision, end of year	$1,238	$1,319

Schedule of Changes in Allowance for Doubtful Accounts
	Year ended December 31,
	2012	2013	2014

Balance at the beginning of the year	$1,112	$959	$809
Doubtful debt expenses during the year	413	165	1,159
Customers write-offs/collection during the year, net	(599)	(358)	(17)
Exchange rate	33	43	(149)

	$959	$809	$1,802

Schedule of Accumulated Other Comprehensive Income
	Year ended December31,
	2012	2013	2014

Foreign currency translation adjustments	$4,749	$3,874	$2,041

Total accumulated other comprehensive income	$4,749	$3,874	$2,041